United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2007

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       05/10/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: 113,866
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED  NONE
-------------------------     -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Abbott Laboratories           Equities        002824100      745    12,700SH     SOLE               12,700
Altria Group Inc              Equities        02209S103      719    10,485SH     SOLE               10,485
Amazon.com                    Equities        23135106      2740    43,597SH     SOLE               43,597
American Express              Equities        25816109      1337    21,133SH     SOLE               21,133
American Tower                Equities        029912201    20224   513,289SH     SOLE              513,289
Anadarko Petroleum            Equities        032511107      352     7,700SH     SOLE                7,700
Auto Data Processing          Equities        053015103      671    13,800SH     SOLE               13,800
Berkshire Hathaway Cl A       Equities        084670108      655         6SH     SOLE                    6
Berkshire Hathaway Cl B       Equities        084670207      338        93SH     SOLE                   93
Business Objects ADR          Spon ADR        12328X107     1149    29,700SH     SOLE               29,700
Cabelas                       Equities        126804301      201     8,900SH     SOLE                8,900
Chevron Texaco                Equities        166764100      314     3,932SH     SOLE                3,932
Cigna                         Equities        125509109      647     4,005SH     SOLE                4,005
Coca Cola Company             Equities        191216100      510     9,600SH     SOLE                9,600
Comcast Cp New Cl A Spl       Equities        20030N200      489    18,750SH     SOLE               18,750
Cooper Industries Ord         Equities        G24182100     1216    23,400SH     SOLE               23,400
Devon Energy New              Equities        25179M103      597     8,000SH     SOLE                8,000
Dow Chemical                  Equities        260543103      225     4,923SH     SOLE                4,923
Dunn & Bradstreet Copr. New   Equities        26483E100      286     3,000SH     SOLE                3,000
eBay                          Equities        278642103     5598   159,980SH     SOLE              159,980
Electronic Arts               Equities        285512109     6541   129,136SH     SOLE              129,136
Esco Technologies             Equities        296315104     1107    22,000SH     SOLE               22,000
Euronet Worldwide             Equities        298736109     3813   136,750SH     SOLE              136,750
Exxon Mobil                   Equities        30231G102     7958    97,737SH     SOLE               97,737
General Electric              Equities        369604103     2788    74,832SH     SOLE               74,832
Glaxosmithkline Plc           Spon ADR        37733W105      681    11,861SH     SOLE               11,861
Google Inc Class A            Equities        38259P508      563     1,200SH     SOLE                1,200
Highwood Properties           Equities        431284108      313     7,300SH     SOLE                7,300
I C U Medical                 Equities        44930G107     1397    33,575SH     SOLE               33,575
Intl Business Machines        Equities        459200101      216     2,072SH     SOLE                2,072
Intl Game Technology          Equities        459902102     2593    64,415SH     SOLE               64,415
Johnson & Johnson             Equities        478160104     2106    32,850SH     SOLE               32,850
Kimberly Clark                Equities        494368103      255     3,572SH     SOLE                3,572
Kinder Morgan                 Equities        49455P101      267     2,500SH     SOLE                2,500
Kraft Foods Inc               Equities        50075N104      238     7,255SH     SOLE                7,255
Lilly Eli & Company           Equities        532457108      266     4,450SH     SOLE                4,450
Merck & Co Inc                Equities        589331107      359     6,900SH     SOLE                6,900
Microsoft                     Equities        594918104     1793    58,242SH     SOLE               58,242
Moodys Corp                   Equities        615369105      274     4,000SH     SOLE                4,000
Mothers Work                  Equities        619903107     2585    74,549SH     SOLE               74,549
Netflix Inc                   Equities        64110L106     1742    78,800SH     SOLE               78,800
Northern Trust Corporation    Equities        665859104      638     9,800SH     SOLE                9,800
Oracle                        Equities        68389X105      316    16,800SH     SOLE               16,800
Penn Virginia Corp            Equities        707882106     2173    27,000SH     SOLE               27,000
Pfizer Incorporated           Equities        717081103      521    19,200SH     SOLE               19,200
Pitney Bowes                  Equities        724479100      261     5,400SH     SOLE                5,400
Pnc Finl Services Gp Inc      Equities        693475105      316     4,200SH     SOLE                4,200
Procter & Gamble              Equities        742718109      236     3,798SH     SOLE                3,798
Qualcomm                      Equities        747525103    27117   612,530SH     SOLE              612,530
Quantum Fuel Sys Tech         Equities        74765E109      177   128,000SH     SOLE              128,000
Schering Plough               Equities        806605101      336    10,400SH     SOLE               10,400
T Rowe Price Group            Equities        74144T108     2039    40,368SH     SOLE               40,368
Trex Company                  Equities        89531P105      344    16,550SH     SOLE               16,550
Wachovia                      Equities        929903102      222     3,914SH     SOLE                3,914
Weatherford Intl              Equities        G95089101     1142    21,150SH     SOLE               21,150
Wells Fargo & Co. New         Equities        949746101      325     9,000SH     SOLE                9,000
Wyeth                         Equities        983024100      489     8,610SH     SOLE                8,610
Yahoo                         Equities        984332106      346    11,450SH     SOLE               11,450
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